Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Aug. 16, 2022	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities			$ 300		$ 2,400
Accrued expenses and other current liabilities		$ 92	$ 300	$ 700
Excise tax repurchase percentage	1.00%		21.00%	21.00%
Fair value shares repurchase percentage	1.00%